Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The following table summarizes the carrying amount of goodwill:

Beginning balance – January 1, 2023	$—
Miflink business combination(1)	5,197,438
Impairment	—
Ending balance – December 31, 2023	5,197,438
Impairment	—
Ending balance – December 31, 2024	$5,197,438

(1)      Represents the addition of goodwill from the acquisition of Miflink. See Note 5 — Acquisitions for further acquisition related details.